INCENTIVE PLANS - Annual Incentive Awards and Compensation Allowances (Details) - Annual Incentive Awards	12 Months Ended
Dec. 31, 2015 USD ($) award
Share-based Compensation Arrangement by Share-based Payment Award
Number of types of deferred awards generally delivered | award	2
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Threshold value for awards paid entirely as immediate cash bonus (less than $100,000) | $	$ 100,000
Capital Accumulation Program Awards (CAP) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period for CAP and deferred cash awards	3 years
Capital Accumulation Program Awards (CAP) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period for CAP and deferred cash awards	4 years
Capital Accumulation Program Awards (CAP) | Granted February 2013 and later | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of reduction applicable in case of pretax loss	20.00%
Highly compensated employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of incentive pay required to be deferred	25.00%
Highly compensated employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of incentive pay required to be deferred	60.00%
Identified staff in the European Union (EU)
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of immediate incentive delivered in the form of a stock payment	50.00%
Period of sale or transfer restriction on stock payment	6 months
Identified staff in the European Union (EU) | Deferred cash awards
Share-based Compensation Arrangement by Share-based Payment Award
Holdback period on vested awards	6 months